Distribution Date:	01/18/23	JPMBB Commercial Mortgage Securities Trust 2013-C17
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Balances	8		Andy Lindenman	(913) 317-4372
Current Mortgage Loan and Property Stratification	9-13		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	23		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640UAA0	1.247300%	62,159,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640UAB8	3.003200%	67,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640UAC6	3.927700%	210,000,000.00	47,764,145.47	0.00	156,336.03	0.00	0.00	156,336.03	47,764,145.47	45.11%	30.00%
A-4	46640UAD4	4.198900%	319,103,000.00	319,103,000.00	0.00	1,116,567.99	0.00	0.00	1,116,567.99	319,103,000.00	45.11%	30.00%
A-SB	46640UAE2	3.705000%	98,635,000.00	19,275,436.45	1,506,642.59	59,512.91	0.00	0.00	1,566,155.50	17,768,793.86	45.11%	30.00%
A-S	46640UAH5	4.458400%	83,865,000.00	83,865,000.00	0.00	311,586.43	0.00	0.00	311,586.43	83,865,000.00	33.14%	22.25%
B	46640UAJ1	4.883426%	62,222,000.00	62,222,000.00	0.00	253,213.76	0.00	0.00	253,213.76	62,222,000.00	24.26%	16.50%
C	46640UAK8	4.883426%	47,343,000.00	47,343,000.00	0.00	192,663.35	0.00	0.00	192,663.35	47,343,000.00	17.51%	12.13%
D	46640UAN2	4.883426%	48,696,000.00	48,696,000.00	0.00	198,169.42	0.00	0.00	198,169.42	48,696,000.00	10.56%	7.62%
E	46640UAP7	3.867000%	21,642,000.00	21,642,000.00	0.00	69,741.35	0.00	0.00	69,741.35	21,642,000.00	7.47%	5.63%
F	46640UAQ5	3.867000%	12,174,000.00	12,174,000.00	0.00	39,230.71	0.00	0.00	39,230.71	12,174,000.00	5.73%	4.50%
NR	46640UAR3	3.867000%	48,695,815.00	40,178,932.17	0.00	127,663.34	0.00	0.00	127,663.34	40,178,932.17	0.00%	0.00%
R	46640UAS1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,082,126,916.00	702,263,514.09	1,506,642.59	2,524,685.29	0.00	0.00	4,031,327.88	700,756,871.50

X-A	46640UAF9	0.686038%	841,354,000.00	470,007,581.92	0.00	268,702.58	0.00	0.00	268,702.58	468,500,939.33
X-C	46640UAM4	1.016426%	82,511,815.00	73,994,932.17	0.00	62,675.29	0.00	0.00	62,675.29	73,994,932.17
Notional SubTotal			923,865,815.00	544,002,514.09	0.00	331,377.87	0.00	0.00	331,377.87	542,495,871.50

Deal Distribution Total					1,506,642.59	2,856,063.16	0.00	0.00	4,362,705.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640UAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640UAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640UAC6	227.44831176	0.00000000	0.74445729	0.00000000	0.00000000	0.00000000	0.00000000	0.74445729	227.44831176
A-4	46640UAD4	1,000.00000000	0.00000000	3.49908334	0.00000000	0.00000000	0.00000000	0.00000000	3.49908334	1,000.00000000
A-SB	46640UAE2	195.42187307	15.27492868	0.60336503	0.00000000	0.00000000	0.00000000	0.00000000	15.87829371	180.14694439
A-S	46640UAH5	1,000.00000000	0.00000000	3.71533333	0.00000000	0.00000000	0.00000000	0.00000000	3.71533333	1,000.00000000
B	46640UAJ1	1,000.00000000	0.00000000	4.06952139	0.00000000	0.00000000	0.00000000	0.00000000	4.06952139	1,000.00000000
C	46640UAK8	1,000.00000000	0.00000000	4.06952137	0.00000000	0.00000000	0.00000000	0.00000000	4.06952137	1,000.00000000
D	46640UAN2	1,000.00000000	0.00000000	4.06952152	0.00000000	0.00000000	0.00000000	0.00000000	4.06952152	1,000.00000000
E	46640UAP7	1,000.00000000	0.00000000	3.22250023	0.00000000	0.00000000	0.00000000	0.00000000	3.22250023	1,000.00000000
F	46640UAQ5	1,000.00000000	0.00000000	3.22249959	0.00000000	0.00000000	0.00000000	0.00000000	3.22249959	1,000.00000000
NR	46640UAR3	825.10031242	0.00000000	2.62164911	0.03723667	0.94167805	0.00000000	0.00000000	2.62164911	825.10031242
R	46640UAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640UAF9	558.63237344	0.00000000	0.31936923	0.00000000	0.00000000	0.00000000	0.00000000	0.31936923	556.84163780
X-C	46640UAM4	896.77983898	0.00000000	0.75959170	0.00000000	0.00000000	0.00000000	0.00000000	0.75959170	896.77983898

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/22 - 12/30/22	30	0.00	156,336.03	0.00	156,336.03	0.00	0.00	0.00	156,336.03	0.00
A-4	12/01/22 - 12/30/22	30	0.00	1,116,567.99	0.00	1,116,567.99	0.00	0.00	0.00	1,116,567.99	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	59,512.91	0.00	59,512.91	0.00	0.00	0.00	59,512.91	0.00
X-A	12/01/22 - 12/30/22	30	0.00	268,702.58	0.00	268,702.58	0.00	0.00	0.00	268,702.58	0.00
X-C	12/01/22 - 12/30/22	30	0.00	62,675.29	0.00	62,675.29	0.00	0.00	0.00	62,675.29	0.00
A-S	12/01/22 - 12/30/22	30	0.00	311,586.43	0.00	311,586.43	0.00	0.00	0.00	311,586.43	0.00
B	12/01/22 - 12/30/22	30	0.00	253,213.76	0.00	253,213.76	0.00	0.00	0.00	253,213.76	0.00
C	12/01/22 - 12/30/22	30	0.00	192,663.35	0.00	192,663.35	0.00	0.00	0.00	192,663.35	0.00
D	12/01/22 - 12/30/22	30	0.00	198,169.42	0.00	198,169.42	0.00	0.00	0.00	198,169.42	0.00
E	12/01/22 - 12/30/22	30	0.00	69,741.35	0.00	69,741.35	0.00	0.00	0.00	69,741.35	0.00
F	12/01/22 - 12/30/22	30	0.00	39,230.71	0.00	39,230.71	0.00	0.00	0.00	39,230.71	0.00
NR	12/01/22 - 12/30/22	30	44,042.51	129,476.61	0.00	129,476.61	1,813.27	0.00	0.00	127,663.34	45,855.78
Totals			44,042.51	2,857,876.43	0.00	2,857,876.43	1,813.27	0.00	0.00	2,856,063.16	45,855.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46640UAH5	4.458400%	83,865,000.00	83,865,000.00	0.00	311,586.43	0.00	0.00	311,586.43	83,865,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46640UAJ1	4.883426%	62,222,000.00	62,222,000.00	0.00	253,213.76	0.00	0.00	253,213.76	62,222,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46640UAK8	4.883426%	47,343,000.00	47,343,000.00	0.00	192,663.35	0.00	0.00	192,663.35	47,343,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			193,430,000.03	193,430,000.00	0.00	757,463.54	0.00	0.00	757,463.54	193,430,000.00

Exchangeable Certificate Details
EC	46640UAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

		Additional Information

	Total Available Distribution Amount (1)	4,362,705.75
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	0
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,963,673.23	Master Servicing Fee	6,422.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,400.77
Interest Adjustments	0.00	Trustee Fee	139.09
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	302.36
ARD Interest	0.00	Senior Trust Advisor Fee	1,269.93
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,963,673.23	Total Fees	10,534.24

Principal		Expenses/Reimbursements
Scheduled Principal	1,420,425.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	1,813.27
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	86,216.77	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,506,642.59	Total Expenses/Reimbursements	1,813.27

		Interest Reserve Deposit	95,262.55

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,856,063.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,506,642.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,362,705.75
Total Funds Collected	4,470,315.82	Total Funds Distributed	4,470,315.81

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	702,263,514.09	702,263,514.09	Beginning Certificate Balance	702,263,514.09
(-) Scheduled Principal Collections	1,420,425.82	1,420,425.82	(-) Principal Distributions	1,506,642.59
(-) Unscheduled Principal Collections	86,216.77	86,216.77	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	700,756,871.50	700,756,871.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	702,381,031.77	702,381,031.77	Ending Certificate Balance	700,756,871.50
Ending Actual Collateral Balance	700,890,952.99	700,890,952.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	155,428,294.26	22.18%	9	5.1177	NAP	Defeased	18	155,428,294.26	22.18%	9	5.1177	NAP
$9,999,999 or Less	20	123,949,220.67	17.69%	8	5.1317	2.378721	1.30 or Less	7	216,404,481.50	30.88%	10	4.8985	0.711310
$10,000,000 to $19,999,999	4	61,132,147.45	8.72%	10	4.8938	2.071994	1.31 to 1.40	3	22,957,908.15	3.28%	10	5.2031	1.345919
$20,000,000 to $24,999,999	1	23,271,202.16	3.32%	11	4.7400	1.821900	1.41 to 1.50	2	46,248,663.49	6.60%	11	4.9790	1.482867
$25,000,000 to $49,999,999	3	94,061,955.18	13.42%	10	4.9258	0.729253	1.51 to 1.60	2	10,440,323.17	1.49%	9	5.1524	1.574800
$50,000,000 to 99,999,999	3	242,914,051.78	34.66%	11	4.6518	1.294378	1.61 to 1.75	1	4,075,464.83	0.58%	11	5.2700	1.616700
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	7	171,239,653.49	24.44%	10	4.5741	1.891683
Totals	49	700,756,871.50	100.00%	10	4.9009	1.541811	2.01 to 2.25	1	6,944,381.76	0.99%	11	5.1800	2.038100
							2.26 or Greater	8	67,017,700.85	9.56%	10	4.9923	3.467680
							Totals	49	700,756,871.50	100.00%	10	4.9009	1.541811
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	155,428,294.26	22.18%	9	5.1177	NAP
							Defeased	20	155,428,294.26	22.18%	9	5.1177	NAP
California	2	11,126,486.71	1.59%	10	5.2268	1.725638
							Lodging	3	57,056,645.65	8.14%	11	4.9877	1.777217
Florida	4	29,013,518.48	4.14%	10	5.0319	4.474625
							Mixed Use	3	41,744,719.89	5.96%	10	5.0277	0.575224
Georgia	1	64,436,089.04	9.20%	11	4.8700	1.016400
							Mobile Home Park	1	6,002,442.18	0.86%	11	5.1200	2.354800
Idaho	1	6,327,755.64	0.90%	11	5.0500	1.994000
							Multi-Family	7	130,231,554.44	18.58%	10	4.8952	1.672299
Iowa	1	99,395,201.31	14.18%	12	4.3660	1.892200
							Office	6	143,653,432.47	20.50%	9	4.8544	1.156514
Louisiana	1	8,143,465.78	1.16%	9	5.0600	1.585800
							Other	1	5,932,728.68	0.85%	9	5.3500	1.981300
Maryland	1	7,991,472.49	1.14%	11	5.1300	1.229000
							Retail	9	157,147,426.31	22.43%	11	4.6348	1.864967
Massachusetts	1	18,897,202.14	2.70%	11	4.8360	1.880000
							Self Storage	1	3,559,627.62	0.51%	10	5.2600	5.230800
Michigan	1	12,758,973.77	1.82%	10	5.1210	1.312400
							Totals	51	700,756,871.50	100.00%	10	4.9009	1.541811
Mississippi	1	8,406,363.55	1.20%	11	5.2730	1.402000

New York	2	83,442,081.10	11.91%	10	4.8546	0.738927

North Carolina	2	39,271,202.16	5.60%	11	4.7726	2.306204

Ohio	4	18,561,599.13	2.65%	10	5.3366	1.591905

Pennsylvania	1	6,002,442.18	0.86%	11	5.1200	2.354800

Tennessee	2	23,442,487.53	3.35%	10	4.9495	2.154152

Texas	3	33,132,931.47	4.73%	3	4.8997	0.588150

Virginia	1	6,035,224.20	0.86%	9	4.9740	2.649900

Washington	1	41,054,905.46	5.86%	11	4.9655	1.489100

Washington, DC	1	27,889,175.10	3.98%	10	4.9200	0.068000

Totals	51	700,756,871.50	100.00%	10	4.9009	1.541811

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	155,428,294.26	22.18%	9	5.1177	NAP	Defeased	18	155,428,294.26	22.18%	9	5.1177	NAP
	4.40000% or Less	1	99,395,201.31	14.18%	12	4.3660	1.892200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	2	27,210,794.18	3.88%	2	4.7374	1.827677	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	12	317,443,094.39	45.30%	10	4.8843	1.361063	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% to 5.20000%	8	63,328,765.64	9.04%	11	5.1054	1.770222	49 months or greater	31	545,328,577.24	77.82%	10	4.8391	1.553048
	5.20001% to 5.40000%	5	26,333,504.35	3.76%	10	5.2827	1.881716	Totals	49	700,756,871.50	100.00%	10	4.9009	1.541811
	5.40001% to 5.60000%	3	11,617,217.37	1.66%	10	5.4303	1.325185
	5.60001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	700,756,871.50	100.00%	10	4.9009	1.541811
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	155,428,294.26	22.18%	9	5.1177	NAP	Defeased	18	155,428,294.26	22.18%	9	5.1177	NAP
	60 months or Less	31	545,328,577.24	77.82%	10	4.8391	1.553048	Interest Only	1	16,000,000.00	2.28%	10	4.8200	3.010600
	61 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	30	529,328,577.24	75.54%	10	4.8396	1.508991
	Totals	49	700,756,871.50	100.00%	10	4.9009	1.541811	300 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	700,756,871.50	100.00%	10	4.9009	1.541811
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	155,428,294.26	22.18%	9	5.1177	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 Months or Less	30	536,922,213.69	76.62%	10	4.8323	1.555413
	13 to 24 Months	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or Greater	1	8,406,363.55	1.20%	11	5.2730	1.402000
	Totals	49	700,756,871.50	100.00%	10	4.9009	1.541811
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301410001	RT	West Des Moines	IA	Actual/360	4.366%	374,529.37	223,976.10	0.00	N/A	01/01/24	--	99,619,177.41	99,395,201.31	01/01/23
3	301171001	MF	New York	NY	Actual/360	4.833%	329,746.29	144,267.93	0.00	N/A	11/01/23	--	79,227,029.36	79,082,761.43	01/01/23
4	301410004	OF	Atlanta	GA	Actual/360	4.870%	270,706.59	116,055.03	0.00	N/A	12/01/23	--	64,552,144.07	64,436,089.04	01/01/23
5	883100172	LO	Bellevue	WA	Actual/360	4.965%	175,880.32	78,537.13	0.00	N/A	12/06/23	--	41,133,442.59	41,054,905.46	01/06/23
6	883100164	RT	Oxon Hill	MD	Actual/360	4.955%	176,988.35	68,686.05	0.00	N/A	08/06/23	--	41,480,293.83	41,411,607.78	01/06/23
7	301410007	MU	Washington	DC	Actual/360	4.920%	118,354.35	46,547.99	0.00	N/A	11/01/23	--	27,935,723.09	27,889,175.10	01/01/23
9	301410009	OF	Houston	TX	Actual/360	4.867%	105,503.19	53,122.74	0.00	N/A	11/01/23	--	25,170,997.36	25,117,874.62	01/01/23
10	301410010	MF	Orlando	FL	Actual/360	5.000%	38,877.29	14,831.71	0.00	N/A	11/01/23	--	9,029,563.67	9,014,731.96	01/01/23
11	301410011	MF	Orlando	FL	Actual/360	5.000%	36,157.24	13,794.01	0.00	N/A	11/01/23	--	8,397,810.04	8,384,016.03	01/01/23
12	301410012	MF	Orlando	FL	Actual/360	5.000%	34,738.93	13,252.92	0.00	N/A	11/01/23	--	8,068,395.79	8,055,142.87	01/01/23
13	301410013	OF	Charlotte	NC	Actual/360	4.740%	95,136.63	37,078.48	0.00	N/A	12/01/23	--	23,308,280.64	23,271,202.16	01/01/23
16	883100180	OF	Dedham	MA	Actual/360	4.836%	78,826.72	31,810.43	0.00	N/A	12/06/23	--	18,929,012.57	18,897,202.14	01/06/23
17	883100171	RT	Wyoming	MI	Actual/360	5.121%	56,572.97	70,092.11	0.00	N/A	11/06/23	--	12,829,065.88	12,758,973.77	01/06/23
18	301410018	RT	Concord	NC	Actual/360	4.820%	66,408.89	0.00	0.00	N/A	11/01/23	--	16,000,000.00	16,000,000.00	01/01/23
19	301410019	MF	Memphis	TN	Actual/360	4.848%	56,346.99	22,784.06	0.00	N/A	11/01/23	--	13,498,755.60	13,475,971.54	01/01/23
20	301410020	MH	Franklin	TN	Actual/360	5.120%	54,821.66	24,900.62	0.00	N/A	11/01/23	--	12,434,348.42	12,409,447.80	01/01/23
22	883100182	OF	East Syracuse	NY	Actual/360	5.087%	51,160.60	23,656.27	0.00	N/A	12/06/23	09/06/23	11,679,243.71	11,655,587.44	01/06/23
23	883100173	MF	Tampa	FL	Actual/360	5.442%	54,363.04	22,362.09	0.00	N/A	11/06/23	10/06/23	11,600,747.97	11,578,385.88	01/06/23
24	301410024	OF	Houston	TX	Actual/360	5.102%	48,254.80	22,347.84	0.00	N/A	11/01/23	--	10,982,642.30	10,960,294.46	01/01/23
26	301410026	LO	Chattanooga	TN	Actual/360	5.088%	43,750.95	20,226.52	0.00	N/A	12/01/23	--	9,986,742.51	9,966,515.99	01/01/23
28	301410028	OF	San Rafael	CA	Actual/360	4.900%	40,844.88	20,188.69	0.00	N/A	12/01/23	09/01/23	9,680,156.82	9,659,968.13	01/01/23
31	301410031	OF	San Antonio	TX	Actual/360	4.722%	16,538.15	127,666.44	0.00	11/01/18	07/31/23	--	4,067,258.46	3,939,592.02	01/01/23
32	883100186	RT	Jackson	MS	Actual/360	5.273%	38,245.47	16,563.81	0.00	N/A	12/06/23	--	8,422,927.36	8,406,363.55	05/06/22
33	301410033	MF	Chicago	IL	Actual/360	5.200%	38,817.72	14,720.59	0.00	N/A	09/01/23	--	8,668,970.48	8,654,249.89	01/01/23
34	883100170	MU	Lakewood	OH	Actual/360	5.408%	35,164.40	23,261.72	0.00	N/A	11/06/23	--	7,551,050.87	7,527,789.15	01/06/23
35	301410035	OF	Owings Mills	MD	Actual/360	5.130%	35,373.49	16,109.61	0.00	N/A	12/05/23	--	8,007,582.10	7,991,472.49	01/05/23
36	883100155	MF	Mt. Pleasant	MI	Actual/360	5.620%	20,755.01	13,104.44	0.00	N/A	09/06/23	--	4,288,717.12	4,275,612.68	01/06/23
37	883100154	MF	Mt. Pleasant	MI	Actual/360	5.620%	14,090.56	8,896.59	0.00	N/A	09/06/23	--	2,911,606.07	2,902,709.48	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	301410038	RT	Mountain View	CA	Actual/360	4.960%	34,000.89	14,093.28	0.00	N/A	09/05/23	--	7,960,666.88	7,946,573.60	01/05/23
39	301410039	MF	Lafayette	LA	Actual/360	5.060%	35,532.95	11,490.08	0.00	N/A	10/01/23	--	8,154,955.86	8,143,465.78	01/01/23
40	883100169	MF	Saint Louis	MO	Actual/360	4.950%	30,760.08	15,037.39	0.00	N/A	08/06/23	--	7,216,441.42	7,201,404.03	01/06/23
41	883100184	SS	Various	Various	Actual/360	5.190%	33,073.56	12,588.51	0.00	N/A	12/06/23	--	7,400,385.97	7,387,797.46	01/06/23
42	301410042	RT	Cincinnati	OH	Actual/360	5.180%	31,037.75	13,888.09	0.00	N/A	12/05/23	--	6,958,269.85	6,944,381.76	01/05/23
44	883100187	RT	La Mirada	CA	Actual/360	5.086%	22,870.64	28,312.48	0.00	N/A	12/06/23	--	5,222,070.51	5,193,758.03	01/06/23
45	301410045	MU	Boise	ID	Actual/360	5.050%	27,573.12	12,918.00	0.00	N/A	12/05/23	--	6,340,673.64	6,327,755.64	01/05/23
46	301410046	LO	Richmond	VA	Actual/360	4.974%	25,903.98	12,632.85	0.00	N/A	10/01/23	--	6,047,857.05	6,035,224.20	01/01/23
47	301410047	MH	Fairless Hills	PA	Actual/360	5.120%	26,517.53	12,119.21	0.00	N/A	12/01/23	--	6,014,561.39	6,002,442.18	01/01/23
48	301410048	98	Los Angeles	CA	Actual/360	5.350%	27,385.67	11,703.29	0.00	N/A	10/01/23	--	5,944,431.97	5,932,728.68	01/01/23
50	301410050	MF	Carrollton	GA	Actual/360	5.280%	21,619.80	9,407.74	0.00	N/A	11/01/23	--	4,755,087.95	4,745,680.21	01/01/23
51	301410051	RT	New York	NY	Actual/360	5.240%	19,709.46	8,697.14	0.00	N/A	11/01/23	--	4,368,016.81	4,359,319.67	01/01/23
53	301410053	MF	Austin	TX	Actual/360	5.270%	18,531.15	8,034.12	0.00	N/A	12/05/23	--	4,083,498.95	4,075,464.83	01/05/23
54	883100183	SS	St. Petersburg	FL	Actual/360	5.200%	16,348.00	7,263.77	0.00	N/A	12/06/23	09/06/23	3,650,918.05	3,643,654.28	01/06/23
55	301410055	SS	Port Saint Lucie	FL	Actual/360	5.260%	16,153.88	6,788.28	0.00	N/A	11/01/23	--	3,566,415.90	3,559,627.62	01/01/23
57	301410057	MU	Tucson	AZ	Actual/360	5.400%	14,689.99	6,086.65	0.00	N/A	12/01/23	--	3,159,136.97	3,153,050.32	01/01/23
58	883100149	MF	Mt. Pleasant	MI	Actual/360	5.563%	12,980.35	8,334.63	0.00	N/A	09/06/23	--	2,709,925.04	2,701,590.41	01/06/23
60	301410060	MF	Marion	IN	Actual/360	5.440%	13,213.54	5,399.46	0.00	N/A	12/01/23	--	2,820,726.53	2,815,327.07	01/01/23
62	301410062	MF	Wayne	MI	Actual/360	4.740%	9,512.31	5,142.07	0.00	N/A	07/01/23	--	2,330,495.41	2,325,353.34	01/01/23
63	301410063	RT	Canton	OH	Actual/360	5.480%	10,859.55	4,436.89	0.00	N/A	10/01/23	--	2,301,294.28	2,296,857.39	01/01/23
64	301410064	RT	Westlake	OH	Actual/360	5.460%	8,444.18	3,426.74	0.00	N/A	12/01/23	--	1,795,997.57	1,792,570.83	01/01/23
Totals							2,963,673.23	1,506,642.59	0.00				702,263,514.09	700,756,871.50
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	18,892,522.41	19,361,659.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,145,667.26	8,254,443.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,848,848.70	4,700,417.92	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1,688,687.89	4,978,446.48	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	310,635.96	204,038.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,228,769.41	533,802.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,608,019.12	2,397,782.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,491,314.46	2,151,176.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,945,711.53	1,692,996.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	2,582,255.71	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,766,459.62	2,048,832.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,024,155.48	1,680,596.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,421,257.10	1,882,728.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,058,420.28	1,464,672.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	2,035,198.70	2,079,460.59	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,668,006.78	1,112,128.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,208,637.00	521,136.00	01/01/19	06/30/19	--	0.00	0.00	54,742.55	438,185.60	31,473.38	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,037,488.02	810,011.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	630,043.93	637,719.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	936,618.39	692,907.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,083,385.84	872,367.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	922,551.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,048,274.28	779,393.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,368,691.93	1,348,904.57	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,080,258.40	832,261.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	553,152.17	720,293.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	95,970.65	57,136.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	373,848.76	523,791.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1,144,461.80	1,088,320.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	341,329.70	234,837.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	234,882.14	172,068.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	66,193,269.53	66,416,587.86				0.00	0.00	54,742.55	438,185.60	31,473.38	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
31	301410031	86,216.77	Partial Liquidation (Curtailment)	0.00	0.00
Totals		86,216.77		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	1	8,406,363.55	0	0.00	0	0.00	0	0.00	1	86,216.77	0	0.00	4.900859%	4.880438%	10
12/16/22	0	0.00	0	0.00	1	8,422,927.36	0	0.00	0	0.00	0	0.00	1	71,771.19	0	0.00	4.900846%	4.880427%	11
11/18/22	0	0.00	0	0.00	1	8,440,647.03	0	0.00	0	0.00	0	0.00	1	101,172.12	0	0.00	4.900838%	4.880422%	12
10/17/22	0	0.00	0	0.00	1	8,457,055.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.900821%	4.880407%	13
09/16/22	0	0.00	0	0.00	1	8,474,626.23	0	0.00	1	0.00	0	0.00	0	0.00	1	27,166,051.08	4.900831%	4.880419%	14
08/17/22	0	0.00	1	8,490,881.48	0	0.00	0	0.00	1	27,300,709.88	0	0.00	0	0.00	0	0.00	4.904056%	4.873943%	15
07/15/22	1	8,507,063.26	0	0.00	0	0.00	0	0.00	1	27,344,090.09	0	0.00	1	437,313.97	0	0.00	4.904062%	4.873953%	16
06/17/22	0	0.00	2	35,915,478.20	0	0.00	0	0.00	1	27,391,063.36	0	0.00	0	0.00	0	0.00	4.903962%	4.873869%	17
05/17/22	2	35,974,502.22	0	0.00	0	0.00	0	0.00	1	27,434,057.18	0	0.00	0	0.00	0	0.00	4.903969%	4.873880%	18
04/18/22	1	8,557,650.58	0	0.00	0	0.00	0	0.00	1	27,480,658.07	0	0.00	1	100,965.90	0	0.00	4.903977%	4.873893%	19
03/17/22	1	8,573,530.55	1	27,523,268.74	0	0.00	0	0.00	1	27,523,268.74	0	0.00	1	109,615.90	0	0.00	4.903959%	4.873882%	20
02/17/22	1	27,577,109.91	1	8,593,097.63	0	0.00	0	0.00	0	0.00	0	0.00	1	79,232.30	0	0.00	4.903945%	4.873875%	21
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
32	883100186	05/06/22	7	6	54,742.55	438,185.60	113,729.64	8,540,445.05	10/28/21	2
Totals					54,742.55	438,185.60	113,729.64	8,540,445.05

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		6,264,945	6,264,945	0		0
7 - 12 Months		694,491,926	686,085,563	8,406,364		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	700,756,872	692,350,508	0	0	8,406,364	0
Dec-22	702,263,514	693,840,587	0	0	8,422,927	0
Nov-22	703,842,726	695,402,079	0	0	8,440,647	0
Oct-22	705,351,308	696,894,252	0	0	8,457,056	0
Sep-22	706,846,485	698,371,859	0	0	8,474,626	0
Aug-22	735,542,396	699,750,805	0	8,490,881	0	27,300,710
Jul-22	736,975,109	701,123,956	8,507,063	0	0	27,344,090
Jun-22	738,937,152	703,021,674	0	8,524,415	0	27,391,063
May-22	740,355,648	704,381,146	8,540,445	0	0	27,434,057
Apr-22	741,866,675	705,828,366	8,557,651	0	0	27,480,658
Mar-22	743,373,466	707,276,667	8,573,531	0	0	27,523,269
Feb-22	745,179,725	709,009,518	27,577,110	8,593,098	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
32	883100186	8,406,363.55	8,540,445.05	13,200,000.00	10/25/13	461,057.00	1.40200	06/30/19	12/06/23	250
Totals		8,406,363.55	8,540,445.05	13,200,000.00		461,057.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
32	883100186	RT	MS	10/28/21	2

The loan transferred to Special Servicing on 10/28/21 for imminent non-monetary default. The Special Servicer is discussing potential resolutions with the Borrower. The loan is secured by a 162,434 sf retail center in Jackson, MS. The property is approxim ately 44% occupied. The Lender filed a complaint in May 2022 and a receiver took control of the property in July 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	301410001	105,750,307.40	4.36600%	105,549,382.00 4.36600%		10	08/17/20	09/01/20	09/11/20
17	883100171	14,887,046.04	5.12100%	14,887,046.04 5.12100%		10	05/06/20	05/06/20	06/11/20
Totals		120,637,353.44		120,436,428.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	301410008 09/16/22	27,300,709.88	34,510,000.00	27,842,097.21	632,479.61	27,842,097.21	27,209,617.60	91,092.28	0.00	0.00	91,092.28	0.30%
25	883100157 11/17/17	11,048,763.34	21,600,000.00	7,901,866.28	1,663,865.81	7,901,866.28	6,238,000.47	4,810,762.87	0.00	(710.61)	4,811,473.48	40.09%
29	301410029 05/17/21	9,869,675.85	16,500,000.00	7,685,930.52	1,430,571.91	7,685,930.52	6,255,358.61	3,614,317.24	0.00	0.00	3,614,317.24	32.27%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		48,219,149.07	72,610,000.00	43,429,894.01	3,726,917.33	43,429,894.01	39,702,976.68	8,516,172.39	0.00	(710.61)	8,516,883.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	301410008	09/16/22	0.00	0.00	91,092.28	0.00	0.00	91,092.28	0.00	0.00	91,092.28
25	883100157	01/17/19	0.00	0.00	4,811,473.48	0.00	0.00	150.00	0.00	0.00	4,811,473.48
		01/18/18	0.00	0.00	4,811,323.48	0.00	0.00	560.61	0.00	0.00
		11/17/17	0.00	0.00	4,810,762.87	0.00	0.00	4,810,762.87	0.00	0.00
29	301410029	05/17/21	0.00	0.00	3,614,317.24	0.00	0.00	3,614,317.24	0.00	0.00	3,614,317.24
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,516,883.00	0.00	0.00	8,516,883.00	0.00	0.00	8,516,883.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
32	0.00	0.00	1,813.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,813.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,813.27

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28